Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2026
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures
	06.30.2026	06.30.2025
Beginning of year	250,238	256,176
Share capital increase and contributions (Note 32)	933	47
Sale of interest in associates and joint ventures	-	(4,991)
Share of profit	39,446	35,912
Other comprehensive (loss) / income	(265)	(639)
Dividends (Note 32)	(14,087)	(36,535)
Transfers to/from financial assets (ii)	-	466
Decrease of interest (iii)	-	(198)
End of the year (i)	276,265	250,238

Schedule of result of associates and joint venture
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2026	06.30.2025	06.30.2024	06.30.2026	06.30.2025	06.30.2026	06.30.2025	06.30.2024

New Lipstick	49.96%	49.96%	49.96%	3,248	1,966	1,281	(45)	(57)
BHSA (1)	29.12%	29.12%	29.89%	190,441	178,740	15,784	18,215	54,463
BACS	37.72%	37.72%	56.35%	15,532	14,749	784	601	4,416
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	9,755	11,356	1,399	3,587	544
GCDI	-	-	27.39%	-	-	-	693	(10,574)
La Rural S.A.	50.00%	50.00%	50.00%	37,836	28,070	16,055	14,924	14,081
Agrouranga S.A.	34.86%	34.86%	34.86%	10,462	9,798	1,342	712	2,691
Other associates and joint ventures	N/A	N/A	N/A	8,991	5,559	2,536	(3,414)	(2,984)
Total associates and joint ventures				276,265	250,238	39,181	35,273	62,580

Schedule of additional information of group investment
Name of the entity	Location of business / Country of incorporation	Main activity	Common shares 1 vote		Last financial statement issued
					Share capital (nominal value)		(Loss)/ profit for the period		Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*)	47	(*)	(1)	(*)	(51)
BHSA (1)	Argentina	Financing	436,780,922	(**)	1,500	(**)	54,205	(**)	637,787
BACS	Argentina	Financing	33,125,751	(**)	88	(**)	2,078	(**)	41,175
Nuevo Puerto Santa Fe S.A.	Argentina	Real estate	138,750		28		2,798		18,738
La Rural S.A.	Argentina	Organization of events	714,998	(**)	1	(**)	32,364	(**)	75,717
Agrouranga S.A.	Argentina	Agriculture	2,532,206		7		3,850		6,990

Summary of financial information of the associates and joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2026
Associates
BHSA	2,732,324	1,207,912	3,269,047	17,083	654,106	29.12%	190,476	(35)	190,441

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,740	26,632	2,025	8,610	18,737	50.00%	9,369	386	9,755

	As of June 30, 2025
Associates
BHSA	2,358,673	2,268,697	3,992,329	14,148	620,893	29.12%	180,804	(2,064)	178,740

Joint ventures
Nuevo Puerto Santa Fe S.A.	6,093	26,844	1,803	9,193	21,941	50.00%	10,971	385	11,356
	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2026
Associates
BHSA	1,287,153	54,205	54,205	(14,022)	(14,690)	(1,523)	(15,801)	(32,014)

Joint ventures
Nuevo Puerto Santa Fe S.A.	9,072	2,798	2,798	(6,001)	4,214	(2,853)	(2,170)	(809)

	As of June 30, 2025
Associates
BHSA	1,316,136	62,172	62,172	(95,300)	192,931	(3,555)	86,065	275,441

Joint ventures
Nuevo Puerto Santa Fe S.A.	8,407	7,175	7,175	(1,034)	4,042	(2,261)	(1,066)	715